CRITICAL JUDGEMENTS AND MAJOR SOURCES OF ESTIMATION UNCERTAINTY	12 Months Ended
Dec. 31, 2020
CRITICAL JUDGEMENTS AND MAJOR SOURCES OF ESTIMATION UNCERTAINTY
CRITICAL JUDGEMENTS AND MAJOR SOURCES OF ESTIMATION UNCERTAINTY

5.            CRITICAL JUDGEMENTS AND MAJOR SOURCES OF ESTIMATION UNCERTAINTY

The preparation of the consolidated financial statements requires management to select accounting policies and make estimates and judgments that may have a significant impact on the consolidated financial statements. Estimates are continuously evaluated and are based on management’s experience and expectations of future events that are believed to be reasonable under the circumstances. The estimates management makes in this regard include those regarding future commodity prices and foreign currency exchange rates, which are an important component of several estimates and assumptions management must make in preparing the financial statements.

The most significant judgments in the application of policy in preparing the Corporation’s financial statements are described as follows:

•	Determination of technical feasibility and commercial viability of the Bermingham and Flame & Moth properties

Management’s judgement is required in applying the Corporation’s accounting policy for exploration and evaluation properties to determine when the technical feasibility and commercial viability of each property is demonstrable. Management considered the completed pre-feasibility study (“PFS”), receipt of all necessary permits, the finalized Wheaton Precious Metals (“Wheaton”) stream amendment, and the completed development financing and concluded that the technical feasibility and commercial viability of the Flame & Moth and Bermingham properties had been confirmed as at August 5, 2020.

•	Impairment and impairment reversals of mineral properties, plant and equipment

The Corporation reviews and evaluates the carrying value of each of its mineral properties, plant and equipment for impairment and impairment reversals when events or changes in circumstances indicate that the carrying amounts of the related asset may not be recoverable or previous impairment losses may become recoverable. The identification of such events or changes and the performance of the assessment requires significant judgment. Furthermore, management’s estimates of many of the factors relevant to completing this assessment, including commodity prices, foreign currency exchange rates, mineral resources, and operating, capital and reclamation costs, are subject to risks and estimation uncertainties that may further affect the determination of the recoverability of the carrying amounts of its mineral properties, plant and equipment.

On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable and accordingly, an impairment assessment was required at that date (Note 10). At December 31, 2020, Management assessed potential  indicators of impairment and impairment reversals on the Corporation’s mineral properties, plant and equipment and has concluded that no other impairment or impairment reversal indicators exist as of December 31, 2020.

•	Mineral properties - silver stream arrangement

Upon entering into a long-term streaming arrangement linked to production at Keno Hill, Management’s judgment was required in assessing the appropriate accounting treatment for the transaction on the closing date and in future periods. We considered the specific terms of the arrangement to determine whether we have disposed of an interest in the reserves and resources of the operation or executed some other form of arrangement. This assessment considers what the counterparty is entitled to and the associated risks and rewards attributable to them over the life of the operation. These include the contractual terms related to the total production over the life of the arrangement as compared to the expected production over the life of the mine, the percentage being sold, the percentage of payable metals produced, the commodity price referred to in the ongoing payment and any guarantee relating to the upfront payment if production ceases. Management concluded that the initial deposit and value associated with the subsequent amendments should be applied against the carrying value of the mineral interest.

•	Discontinued operation - AEG

Management’s judgment was applied in assessing whether the sale of Alexco’s subsidiary environmental business, AEG, met the criteria to be treated as a discontinued operation. Considerations included: whether there were separately identifiable operations from the remaining operations of the Corporation, and whether there were distinguishable cash. Management also noted, aside from reclamation management services provided by ERDC, that there are no remaining environmental consulting services performed by Alexco and that the subsidiary environmental business reported their separate financial results and cash flows to management and the board of directors and the chief operating decision maker of the Corporation. Management concluded that the subsidiary environmental business was a component that represents a separate major line of business and has accordingly applied the presentation for a discontinued operation.

The following discusses the accounting estimates that the Company has made in the preparation of the financial statements that could result in a material adjustment in the next twelve months on the carrying amounts of assets and liabilities:

•	Keno Hill cash generating unit (“CGU”) impairment assessment

On August 5, 2020, the Bermingham and Flame & Moth properties were determined to be technically feasible and commercially viable and accordingly, an impairment assessment was required at that date (Note 10). As these assets do not generate cash flows that are independent from other assets at Keno Hill, the recoverable amount of the CGU to which these assets belong is determined, with a CGU being the smallest identifiable group of assets and liabilities that generate cash inflows independent from other assets.

Management determined that the Keno Hill CGU included the assets and liabilities related to the Bellekeno, Flame & Moth, Bermingham and Lucky Queen properties, which are in the current mine plan at Keno Hill.

The recoverable amount was determined by management based on the fair value less costs of disposal (“FVLCD”) method using discounted future cash flows. In arriving at FVLCD, discounted cash flows were estimated using significant assumptions related to commodity prices, foreign currency exchange rates, mineral reserves and resources, production profile, operating costs, capital costs and discount rate. Management estimates production profile, operating and capital costs and mineral reserves and resources based on information compiled and reviewed by management’s experts.

Management’s assessed FVLCD exceeded the carrying amount of the Keno Hill CGU and as a result, no impairment loss was recognized in the consolidated statement of loss and comprehensive loss.

•	Mineral reserves and resources

The determination of the Corporation’s estimated mineral reserves and resources by appropriately qualified persons requires significant judgements regarding the interpretation of complex geological and engineering data including the size, depth, shape and nature of the deposit and anticipated plans for mining, as well as estimates of future commodity prices, foreign exchange rates, capital requirements and production costs. These mineral reserve and resource estimates are used in many determinations required to prepare the Corporation’s financial statements, including evaluating the recoverability of the carrying amount of its mineral properties, plant and equipment, embedded derivative and estimating amounts of future taxable income in determining whether to record a deferred tax asset.

•	Decommissioning and rehabilitation provision

Management’s determination of the Corporation’s decommissioning and rehabilitation provision is based on the reclamation and closure activities it anticipates as being required, the additional contingent mitigation measures it identifies as potentially being required and its assessment of the likelihood of such contingent measures being required, and its estimate of the probable costs and timing of such activities and measures. There is estimation uncertainty in determining such reclamation and closure activities and measures required and potentially required.

•	Fair value of derivatives

The fair values of financial instruments that are not traded in an active market are determined using valuation techniques. Management uses its judgment to select a method of valuation and makes estimates of specific model inputs that are based on conditions existing at the end of each reporting period. Refer to Note 11 for further details on the methods and assumptions associated with the measurement of the embedded derivative within the silver stream arrangement.

•	Valuation of inventories

The measurement of inventories including the determination of their net realizable value, especially as it relates to ore in stockpiles involves the use of estimates. Management makes estimates of forecast sales price, foreign exchange rates, recovery rates, grade, assumed contained metal in stockpiles and concentrate inventories and production and selling costs. The determination of these estimates requires significant assumptions that may impact the stated value of our inventories (Note 9).